Income Taxes - Schedule of Change in the Unrecognized Tax Benefits, Excluding Interest and Penalties (Details) - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2023
Successor [Member]
Schedule of Change in the Unrecognized Tax Benefits, Excluding Interest and Penalties [Line Items]
Balance, beginning of period	$ 13,976
Additions for tax positions related to the current year
Additions for tax positions from prior years
Reductions for tax positions from prior years
Settlement payments
Statues of limitations expirations	(9,148)
Translation and other
Balance, end of period	4,828	$ 13,976
Predecessor [Member]
Schedule of Change in the Unrecognized Tax Benefits, Excluding Interest and Penalties [Line Items]
Balance, beginning of period	$ 13,976	15,667	$ 15,667
Additions for tax positions related to the current year
Additions for tax positions from prior years
Reductions for tax positions from prior years
Settlement payments
Statues of limitations expirations		(1,691)
Translation and other
Balance, end of period		$ 13,976	$ 15,667